Business Developments	12 Months Ended
Mar. 31, 2012
Business Developments [Abstract]
Business Developments

2.    BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Co., Ltd.

On March 30, 2011, MUFG and The Norinchukin Bank ("Norinchukin") increased the capital of Mitsubishi UFJ NICOS through allotment to existing shareholders. MUFG and Norinchukin acquired ¥85 billion and ¥15 billion of new common shares in Mitsubishi UFJ NICOS, respectively, with no change of ownership in the shares of Mitsubishi UFJ NICOS between MUFG and Norinchukin (i.e., approximately 85% owned by MUFG and 15% owned by Norinchukin).

UnionBanCal Corporation

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation ("FDIC") to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Investment in Morgan Stanley

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley's preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock ("Series B Preferred Stock") and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley's common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Gain on conversion rate adjustment of convertible preferred stock in Interest income on investment securities in the consolidated statement of income for the fiscal year ended March 31, 2012.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley's common stock and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley's common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley for the year ended March 31, 2012. Furthermore, the MUFG Group's investments, results of operations and retained earnings have been adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group's retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley's common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley's common stock as an investment in an equity method investee included in Other assets.

The previously reported amounts and the adjusted amounts are as follows:

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)

	Fiscal years ended March 31,
	2010		2011
	As previously reported	As adjusted	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities—Dividends	¥168,500	¥167,862	¥170,470	¥169,667
Equity in losses of equity method investees—net	(104,098)	(83,893)	(90,628)	(113,017)
Other non-interest income	195,966	191,307	140,766	148,532
Income tax expense	407,040	413,105	439,900	433,625
Net income attributable to Mitsubishi UFJ Financial Group	859,819	868,662	461,796	452,645
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	68.01	68.72	31.20	30.55
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	67.87	68.59	31.08	30.43

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group's investment in common stock differed from the underlying equity in net assets of Morgan Stanley and the difference was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley's common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group's carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the US Dodd-Frank Wall Street Reform and Consumer Protection Act ("the Dodd-Frank Act") and the global regulatory framework often referred to as "Basel III," were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe have had an immediate effect on financial institutions holding sovereign securities and are also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant difference between the carrying amount per share and the quoted market price of Morgan Stanley's common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group's investment in Morgan Stanley's common stock was adjusted to the quoted market price of Morgan Stanley's common stock as of September 30, 2011, and the impairment loss was reflected in Equity in losses of equity method investees-net in the consolidated statement of income. The MUFG Group recorded no additional other-than-temporary impairment loss at March 31, 2012. See Note 14 for more information.

Securities Joint Venture with Morgan Stanley

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley's global products and services, to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders' agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS or MSMS result in a requirement to restore its capital, the controlling shareholder is solely responsible for providing additional capital to a minimum level and the noncontrolling shareholder is not obligated to contribute additional capital.

On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. In October 2011, MUMSS implemented an early retirement program to reduce expenditures and improve operating performance. MUMSS recorded employee termination expenses of ¥20 billion in the second half of the fiscal year ended March 31, 2012. On November 24, 2011, the MUFG Group contributed ¥20 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS in order to restore its capital adversely affected by the expenses during the fiscal year ended March 31, 2012. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level. The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS' earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group's capital contribution, 40% of the new share issuance on April 2011 and November 2011, or ¥12 billion and ¥8 billion, respectively, was recognized as an increase in noncontrolling interest and a reduction of capital surplus, given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

To the extent that MUMSS is required to increase its capital level due to factors other than losses, such as future regulatory capital changes, both the MUFG Group and Morgan Stanley are required to contribute the necessary capital based upon their economic interests as set forth above. In this context, to meet an anticipated change in regulatory capital requirements for MUMSS, the MUFG Group contributed ¥15 billion and Morgan Stanley contributed ¥10 billion of additional proportionate capital investments on November 24, 2011, and the contribution by Morgan Stanley was recognized as an increase of noncontrolling interest.